Prepayments, accrued income and other assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Acquisitions and disposals
Prepayments	£ 47	£ 40
Accrued income	172	189
Tax recoverable	2	3
Pension schemes in net surplus	22	15
Interests in associates	21	47
Other assets	366	240
Total	630	534
Bank
Acquisitions and disposals
Prepayments	21	31
Accrued income	117	104
Pension schemes in net surplus	16	15
Interests in associates		7
Other assets	161	44
Total	£ 315	£ 201